Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2015
Transactions with Affiliates and Owners

(5) Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Fees from affiliated Owner	$3,542	$4,000	$4,410
Fees from unaffiliated Owners	10,252	11,289	13,447

Fees from Owners	13,794	15,289	17,857
Other fees	1,816	2,119	2,064

Total management fees	$15,610	$17,408	$19,921

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2015 and 2014 consisted of the following:

	2015	2014
Affiliated Owner	$1,881	$897
Unaffiliated Owners	9,925	10,106

Total due to Owners, net	$11,806	$11,003